Statement of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 25.1	[1]	$ 12.0	$ 70.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	23.0		19.5	16.4
Amortization of definite-lived intangible assets	2.2		0.3	0
Amortization of debt discount and debt issuance costs	8.6		4.5	0
Deferred income taxes	17.6		13.3	47.3
Excess tax (benefit) deficiency upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	(0.2)		0	0.1
Non-cash equity compensation	5.4		4.7	9.1
Net non-cash LIFO (benefit) charges and lower of cost or market inventory write-down	(7.1)		16.5	18.0
Non-cash unrealized losses (gains) on derivative positions	25.9		5.5	(80.5)
Amortization of option premiums (received) paid, net	(1.2)		1.8	5.5
Non-cash impairment charges	0		4.6	2.3
Equity in income of unconsolidated affiliate, net of distributions	0		0	(1.9)
Losses on disposition of property, plant and equipment	0.2		0.1	0.1
Non-cash net periodic benefit (income) costs	(5.7)		5.1	5.3
Other non-cash changes in assets and liabilities	0.4		(0.7)	0.2
Changes in operating assets and liabilities, net of effect of acquisition:
Trade and other receivables	(8.3)		(1.2)	30.1
Receivable from affiliate	0		0.2	11.6
Inventories (excluding LIFO adjustments and lower of cost or market write-down)	(24.5)		(56.3)	29.1
Prepaid expenses and other current assets	(2.9)		(0.9)	(2.0)
Accounts payable	10.9		4.2	(2.5)
Accrued liabilities	(1.5)		0.4	(19.8)
Payable to affiliate	(2.7)		8.1	(18.5)
Long-term assets and liabilities, net	(2.4)		24.6	7.3
Net cash provided by operating activities	62.8		66.3	127.7
Cash flows from investing activities:
Capital expenditures	(32.5)		(38.9)	(59.2)
Purchase of available for sale securities	(0.3)		(4.4)	0
Proceeds from disposal of property, plant, and equipment	0.7		4.8	0
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)	(83.2)		(9.0)	0
Change in restricted cash	(1.0)		1.1	18.5
Net cash used in investing activities	(116.3)		(46.4)	(40.7)
Cash flows from financing activities:
Proceeds from issuance of cash convertible senior notes	0		175.0	0
Cash paid for financing costs in connection with issuance of cash convertible senior notes	0		(5.9)	0
Purchase of call option in connection with issuance of cash convertible senior notes	0		(31.4)	0
Proceeds from issuance of warrants	0		14.3	0
Repayment of capital lease	(0.1)		0	0
Repayment of promissory notes	(8.3)		(0.7)	0
Borrowings under the revolving credit facility	0		0	111.6
Repayment of borrowings under the revolving credit facility	0		0	(147.6)
Cash paid for financing costs in connection with the revolving credit facility	(2.1)		(2.7)	(1.2)
Excess tax benefit (deficiency) upon vesting of non-vested shares and dividend payment on unvested shares expected to vest	0.2		0	(0.1)
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares	(3.1)		0	0
Repurchase of common stock	0		(44.2)	0
Cash dividend paid to stockholders	(18.9)		(19.0)	(19.6)
Net cash (used in) provided by financing activities	(32.3)		85.4	(56.9)
Net (decrease) increase in cash and cash equivalents during the period	(85.8)		105.3	30.1
Cash and cash equivalents at beginning of period	135.6		30.3	0.2
Cash and cash equivalents at end of period	$ 49.8		$ 135.6	$ 30.3

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).